Net fee and commission income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Underwriting Fees	$ 111	$ 172	$ 387	$ 283	$ 780
M&A and corporate finance fees	220	237	330	456	568
Brokerage fees	869	1,077	1,037	1,946	2,395
Investment fund fees	1,233	1,388	1,405	2,620	2,842
Portfolio management and related services	2,298	2,463	2,426	4,761	4,710
Other	492	501	455	993	916
Total fee and commission income	5,224	5,837	6,041	11,061	12,210
Fee and commission expense	450	484	484	934	962
Net fee and commission income	4,774	5,353	5,557	10,127	11,248
Global Wealth Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	3,281	3,637	3,585
Personal & Corporate Banking
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	421	446	399
Asset Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	720	762	805
Investment Bank
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	801	988	1,243
Group Functions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	1	4	9
of which: recurring
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	3,593	3,860	3,823	7,453	7,443
of which: transaction-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	1,621	1,958	2,176	3,579	4,631
of which: performance-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	$ 10	$ 19	$ 42	$ 29	$ 136